Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A Ordinary Shares	Class A	Class B Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2020	$ 3,060		$ 5,940	$ 869,400	$ 447,231	$ 597,594	$ 316,013	$ 2,239,238
Balance (in Shares) at Dec. 31, 2020	3,060,000		5,940,000
Net income (loss)						506,769		506,769
Foreign currency translation gain loss							88,952	88,952
Balance at Dec. 31, 2021	$ 3,060		$ 5,940	869,400	447,231	1,104,363	404,965	2,834,959
Balance (in Shares) at Dec. 31, 2021	3,060,000		5,940,000
Net income (loss)						(1,288,205)		(1,288,205)
Foreign currency translation gain loss							(369,705)	(369,705)
Balance at Dec. 31, 2022	$ 3,060		$ 5,940	869,400	447,231	(183,842)	35,260	1,177,049
Balance (in Shares) at Dec. 31, 2022	3,060,000		5,940,000
Net income (loss)						33,588		33,588
Issuance of ordinary shares in initial public offerings, gross	$ 3,390			13,556,610				13,560,000
Issuance of ordinary shares in initial public offerings, gross (in Shares)	3,390,000
Cost directly related to the initial public offering				(2,625,503)				(2,625,503)
Stock issuance for warrants exercised	$ 35			(35)
Stock issuance for warrants exercised (in Shares)	35,319	35,319
Foreign currency translation gain loss							(130,778)	(130,778)
Balance at Dec. 31, 2023	$ 6,485		$ 5,940	$ 11,800,472	$ 447,231	$ (150,254)	$ (95,518)	$ 12,014,356
Balance (in Shares) at Dec. 31, 2023	6,485,319		5,940,000